Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating Leases
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	$ 983	$ 3,900	$ 4,253	$ 12,147
Total revenues	74,420	73,824	151,052	145,004
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	71,075	61,667	141,926	113,325
Bareboat revenues
Operating Leases
Revenue from contract with customers	2,362	8,257	4,873	19,532
Time charter and bareboat revenues
Operating Leases
Revenue from contract with customers	$ 73,437	$ 69,924	$ 146,799	$ 132,857